Summary of Significant Accounting Policies: Property and Equipment (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Property and Equipment

Property and Equipment

Depreciation of property and equipment is provided for by the straight-line method over the three to seven year estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of the assets’ useful lives or the remaining term of the lease.